April 14, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

PHL Variable Insurance Company

One American Row

Hartford, CT 06102-5056

Re: PHL Variable Insurance Company

Post-Effective Amendment No. 4 on Form S-1

File No. 333-137802

Ladies and Gentlemen:

On behalf of PHL Variable Insurance Company (“PHLVIC”), transmitted herewith is post-effective amendment number 4 to the registration statement on Form S-1 (File No. 333-137802) (“Registration Statement”) under the Securities Act of 1933, as amended (“Securities Act”). PHLVIC is filing this post-effective amendment to the Registration Statement to update financial information and incorporate applicable changes to disclosure under discussion with the SEC staff in (“Staff”) connection with Registration Statement on Form S-1, File No. 333-161382, for a substantially similar product.

We request that the effectiveness of this post-effective amendment to the Registration Statement be accelerated to April 30, 2010 and will submit acceleration requests pursuant to Rule 461 of the Securities Act.

The Registrant acknowledges that:

1. should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

2. the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company of its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

3. the Registrant will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions or comments concerning this amendment to Kate Johnson at (860) 403-6486 or to me at (860) 403-6625.

Sincerely,

/s/ Kathleen A. McGah
Kathleen A. McGah
Vice President and Assistant Secretary
PHL Variable Insurance Company